Operating Expenses - Schedule of General and Administrative Expenses (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of General and Administrative Expenses [Line Items]
General and administrative expenses	$ 12,184,292	$ 9,053,084
Personnel expenses [Member]
Schedule of General and Administrative Expenses [Line Items]
General and administrative expenses	8,582,640	5,828,792
Consulting and legal expenses [Member]
Schedule of General and Administrative Expenses [Line Items]
General and administrative expenses	1,783,094	2,008,036
Office expenses [Member]
Schedule of General and Administrative Expenses [Line Items]
General and administrative expenses	365,900	206,062
Depreciation expense [Member]
Schedule of General and Administrative Expenses [Line Items]
General and administrative expenses	199,074	183,498
Travelling expenses [Member]
Schedule of General and Administrative Expenses [Line Items]
General and administrative expenses	126,420	141,575
Other [Member]
Schedule of General and Administrative Expenses [Line Items]
General and administrative expenses	$ 1,127,164	$ 685,121